CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Revenue	$ 46,653	$ 74,900	$ 92,777
Net interest income/(expense)	2,034	555
(Provision)/Reversal for loan losses	(2,422)	(3,969)	13
Discretionary Payments	(8,511)	(4,605)	(4,576)
Business and related taxes and surcharges	(99)	(262)	(503)
Net revenue	37,655	66,619	87,711
Operating expense:
Servicing expenses	(4,008)	(10,342)	(13,651)
Sales and marketing expenses	(12,370)	(34,669)	(45,341)
General and administrative expenses	(43,978)	(72,324)	(54,121)
Product development expenses	(4,599)	(15,994)	(11,642)
Total operating expenses	(64,955)	(133,329)	(124,755)
Other income (expense):
Other income (expense), net	20,982	1,253	508
Loss before income tax expense	(6,318)	(65,457)	(36,536)
Income tax expense	(3,583)	(1,072)	(113)
NetProfitLoss	(9,901)	(66,529)	(36,649)
Accretion on convertible redeemable preferred shares to redemption value	0	0	(2,868)
Net loss attributable to ordinary shareholders	(9,901)	(66,529)	(121,551)
Net loss	(9,901)	(66,529)	(36,649)
Foreign currency translation adjustment, net of nil tax	1,526	944	170
Comprehensive loss	$ (8,375)	$ (65,585)	$ (36,479)
Weighted average number of ordinary shares used in computing net loss per share
Basic	67,590,078	65,199,459	49,054,201
Diluted	67,590,078	65,199,459	49,054,201
Loss per share attributable to ordinary shareholders
Basic	$ (0.15)	$ (1.02)	$ (2.48)
Diluted	$ (0.15)	$ (1.02)	$ (2.48)
Series A Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value			$ (96)
Series B Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value			(540)
Series C Preferred Shares
Other income (expense):
Accretion on convertible redeemable preferred shares to redemption value			(2,232)
Series C Preferred Shares | Upon Initial Public Offering
Other income (expense):
Deemed dividend to Series C convertible redeemable preferred shares			(82,034)
Transaction and Service Fees
Revenue:
Revenue	$ 37,464	$ 70,615	91,621
Other Revenue
Revenue:
Revenue	$ 9,189	$ 4,285	$ 1,156